Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance Table

Pay Versus Performance
							Value of Initial Fixed $100 Investment
					Average	Average	Based On:
	Summary	Compensation	Summary	Compensation	Summary	Compensation		Peer Group		Company-
	Compensation	Actually	Compensation	Actually	Compensation	Actually	Total	Total		Selected
	Table Total	Paid	Table Total	Paid	Table Total	Paid	Shareholder	Shareholder	Net	Measure:
Year(1)	for PEO (Sijbrandij) (2)	for PEO (Sijbrandij) (3)	for PEO (Staples) (2)	for PEO (Staples) (3)	for Non-PEO NEOs (2)	for Non-PEO NEOs (3)	Return (4)	Return (4) (5)	Income (6)	Revenue (7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2026	$0	$0	$1,047,060	-$28,969,282	$4,133,784	-$2,533,173	$33.67	$212.80	-$58,564,000	$955,224,000
2025	$16,953,390	-$128,560,012	$39,082,244	$46,550,767	$7,469,632	-$28,964	$70	$169	-$5,227,000	$759,249,000
2024	$3,600	$97,396,301	$0	$0	$8,588,639	$10,470,781	$68	$133	-$424,174,000	$579,906,000
2023	$3,600	-$57,377,922	$0	$0	$5,209,815	-$3,681,571	$48	$88	-$172,311,000	$424,336,000
2022	$27,289,978	$146,867,481	$0	$0	$3,956,318	$26,962,513	$62	$105	-$155,138,000	$252,653,000

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote	During fiscal years 2022, 2023, 2024, 2025, and 2026, our PEO and non-PEO NEOs were as follows:

Year	PEO (CEO)	Non-PEO NEOs
2026	William Staples	Jessica Ross, Robin Schulman, Sivaprasad Padisetty, Ian Steward, James Shen, Brian Robins, Sabrina Farmer
2025	Sytse Sijbrandij,	Brian Robins, Robin Schulman, Sabrina Farmer, Chris Weber
William Staples
2024	Sytse Sijbrandij	Michael McBride, Brian Robins, Robin Schulman, Chris Weber
2023	Sytse Sijbrandij	Michael McBride, Brian Robins, Robin Schulman, Eric Johnson
2022	Sytse Sijbrandij	Michael McBride, Eric Johnson

Peer Group Issuers, Footnote	The peer group used for this purpose is the S&P Information Technology Sector.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c), (e) and (g) represent the amount of “compensation actually paid” to our PEO and Non-PEO NEOs in each respective year. The dollar amounts do not reflect the actual amount of compensation earned or received during the applicable fiscal year. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation of our PEO and non-PEO NEOs for each year to determine the “compensation actually paid” to him or her:

PEO (Staples)
		2026
	Summary Compensation Table - Total Compensation	$1,047,060
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$0
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$0
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	-$27,151,126
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	-$2,865,216
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
=	Compensation Actually Paid	-$28,969,282

Non-PEO NEO Average
		2026
	Summary Compensation Table - Total Compensation	$4,133,784
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	-$3,752,700
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$1,271,181
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	-$486,478

+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$320,860
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	-$1,032,257
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	-$2,987,561
=	Compensation Actually Paid	-$2,533,173
No dividends were paid during fiscal years 2022, 2023, 2024, 2025, and 2026 and GitLab does not maintain any pension plans, so there was no change in pension values during fiscal years 2022, 2023, 2024, 2025, or 2026.

Non-PEO NEO Average Total Compensation Amount	$ 4,133,784	$ 7,469,632	$ 8,588,639	$ 5,209,815	$ 3,956,318
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,533,173)	(28,964)	10,470,781	(3,681,571)	26,962,513
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (c), (e) and (g) represent the amount of “compensation actually paid” to our PEO and Non-PEO NEOs in each respective year. The dollar amounts do not reflect the actual amount of compensation earned or received during the applicable fiscal year. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation of our PEO and non-PEO NEOs for each year to determine the “compensation actually paid” to him or her:

PEO (Staples)
		2026
	Summary Compensation Table - Total Compensation	$1,047,060
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$0
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$0
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	-$27,151,126
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	-$2,865,216
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
=	Compensation Actually Paid	-$28,969,282

Non-PEO NEO Average
		2026
	Summary Compensation Table - Total Compensation	$4,133,784
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	-$3,752,700
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$1,271,181
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	-$486,478

+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$320,860
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	-$1,032,257
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	-$2,987,561
=	Compensation Actually Paid	-$2,533,173
No dividends were paid during fiscal years 2022, 2023, 2024, 2025, and 2026 and GitLab does not maintain any pension plans, so there was no change in pension values during fiscal years 2022, 2023, 2024, 2025, or 2026.

Compensation Actually Paid vs. Total Shareholder Return	The following graph illustrates the relationship between compensation actually paid to our PEO and our non-PEO NEOs and our TSR for the period presented in the Pay-Versus-Performance table.
Compensation Actually Paid vs. Net Income
The following graph illustrates the relationship between compensation actually paid to our PEO and our non-PEO NEOs and our net income for the period presented in the Pay-Versus-Performance table. In fiscal year 2026, as a high-growth company, GitLab emphasized revenue growth as a performance measure. Consequently, we did not use net income (loss) as a performance measure in our executive compensation program in fiscal year 2026. Given this, we do not believe there is any meaningful relationship between our net income (loss) and compensation actually paid to our named executive officers during the periods presented.

Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Company Performance Metrics
Revenue
Non-GAAP Operating Income

Total Shareholder Return Amount	$ 33.67	70	68	48	62
Peer Group Total Shareholder Return Amount	212.8	169	133	88	105
Net Income (Loss)	$ (58,564,000)	$ (5,227,000)	$ (424,174,000)	$ (172,311,000)	$ (155,138,000)
Company Selected Measure Amount	955,224,000	759,249,000	579,906,000	424,336,000	252,653,000
PEO Name	William Staples		Sytse Sijbrandij	Sytse Sijbrandij	Sytse Sijbrandij
Additional 402(v) Disclosure	The dollar amounts reported in columns (b), (d) and (f) are the amounts reported for our PEO and the average of our non-PEO NEOs, respectively, for each corresponding year in the “Total” column of the Summary Compensation Table.Company and Peer Group total shareholder return assume a $100 investment based on closing prices on October 13, 2021 (the date of our initial public offering) through the end of the listed fiscal year, assuming reinvestment of dividends, where applicable.Represents GitLab’s Net Loss Attributable to GitLab, as reported in GitLab’s audited financial statements for the applicable fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description	The Company-Selected Metric is Total Revenue, as reported in GitLab’s audited financial statements for the applicable fiscal year.
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
William Staples [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,047,060	$ 39,082,244
PEO Actually Paid Compensation Amount	(28,969,282)	$ 46,550,767
PEO Name		William Staples
Sytse Sijbrandij [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 16,953,390	$ 3,600	$ 3,600	$ 27,289,978
PEO Actually Paid Compensation Amount		$ (128,560,012)	$ 97,396,301	$ (57,377,922)	$ 146,867,481
PEO Name		Sytse Sijbrandij,
PEO | William Staples [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | William Staples [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | William Staples [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(27,151,126)
PEO | William Staples [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | William Staples [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,865,216)
PEO | William Staples [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,752,700)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,271,181
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(486,478)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	320,860
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,032,257)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,987,561)